Net Loss Per Share - potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,668,507	4,817,769
Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		4,817,769	1,376,115
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,022,353	1,027,977
Stock Options | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,027,977	946,275
Retainer Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	399,999	399,999
Retainer Shares | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		399,999	114,285
Shares issuable under Tranche B Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,114,770	1,158,617
Shares issuable under Tranche B Notes | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,158,617	0
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	156,220	156,220
Public Warrants | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		156,220	195,838
Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	28,572	28,572
Private Warrants | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		28,572	103,240
Shares issuable pursuant to ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,557	2,204
Shares issuable pursuant to ESPP | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,204	851
Shares issuable under the SIPA
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,571	8,571
Shares issuable under the SIPA | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		8,571	0
February 2024 BDO Firm Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	108,686	108,686
February 2024 BDO Firm Warrant | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		108,686	0
February 2024 BDO Representative Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,446	13,446
February 2024 BDO Representative Warrants | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		13,446	0
April 2024 RDO Common Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	428,572	0
April 2024 RDO Placement Agent Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	34,286	34,286
April 2024 RDO Placement Agent Warrants | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		34,286	0
Deposit Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,250,000	0
October 2024 Noteholder Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	214,284	0
October 2024 Placement Agent Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	104,848	104,848
October 2024 Placement Agent Warrants | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		104,848	0
December 2024 RDO Common Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,642,871	1,642,871
December 2024 RDO Common Warrants | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,642,871	0
StockBlock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	131,472	131,472
StockBlock Warrants | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		131,472	0
Convertible Debentures | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	15,626